Paul, Hastings, Janofsky & Walker LLP
                       555 South Flower Street, 23rd Floor
                          Los Angeles, California 90071
                            Telephone (213) 683-6000
                            Facsimile (213) 996-3125
                              Internet www.phjw.com


April 25, 2000

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re: Stockjungle.com Trust - File Nos. 333-81359 and 811-9403

Sir or Madam:

On behalf of the Stockjungle.com Trust (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify that the Prospectus and the Statement of Additional Information for the Stockjungle.com Market Leaders Growth Fund, Stockjungle.com Pure-Play Internet Fund and Stockjungle.com Community Intelligence Fund, which would have been filed by the Registrant pursuant to either Rule 497(b) under the Securities Act or Rule 497(c) under the Securities Act, do not differ from those versions contained in Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on April 14, 2000.

Please direct any inquiries regarding this filing to the undersigned at (213) 683-6125 or to Michael Glazer at (213) 683-6207.

                                       Sincerely yours,

                                       /s/ Jacob M. Simon
                                       for PAUL, HASTINGS, JANOFSKY & WALKER LLP